Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of loss before tax and provision for income tax benefit

	2018	2017
Loss before tax
United States	$(13,139,622)	$(841,323)
PRC/Hong Kong/Singapore	(15,323,706)	(10,018,994)
	$(28,463,328)	$(10,860,317)
Deferred tax benefit of net operating loss
United States	$—	$—
PRC/Hong Kong/Singapore	—	—
	$—	$—
Deferred tax benefit other than benefit of net operating loss
United States	$40,244	$—
PRC/Hong Kong	—	—
Total income tax benefit	$40,244	$—

Schedule of reconciliation of expected income tax

	2018	2017
U. S. statutory income tax rate	21%	34%
Non-deductible expenses:
Non-deductible stock awards	(1.2)%	—%
Waiver of intercompany loan related to ZHV disposal	—%	14.7%
Others	(0.9)%	(2.9)%
Non-deductible interest expenses	(0.6)%	(0.4)%
Non-taxable change in fair value warrant liabilities	—%	(0.4)%
Increase in valuation allowance	(18.4)%	(21.6)%
Tax rate differential	0.1%	(23.4)%
Effective income tax rate	—%	—%

Schedule of components of deferred tax assets and liabilities

	2018	2017
U.S. NOL	$7,977,213	$6,152,242
Foreign NOL	6,406,052	5,365,437
Accrued payroll and expense	131,867	132,812
Nonqualified options	780,800	760,213
Others	171,819	30,040

Total deferred tax assets	$15,467,751	$12,440,744
Less: valuation allowance	$(15,467,751)	$(12,440,744)